Auer Growth Fund
Schedule of Investments
August 31, 2021 - (Unaudited)
COMMON STOCKS — 99.30% Shares Fair Value
Communications — 0.47%
Live Ventures, Inc.
(a)
3,800 $ 124,640
Consumer Discretionary — 14.86%
AMREP Corp.
(a)
11,000 131,340
Asbury Automotive Group, Inc.
(a)
2,500 485,275
Builders FirstSource , Inc.
(a)
5,000 372,100
Century Communities, Inc. 1,800 114,696
D.R. Horton, Inc. 5,200 444,080
Forestar Group, Inc.
(a)
4,700 86,057
KB Home 5,600 216,216
Lithia Motors, Inc. 800 272,656
M.D.C. Holdings, Inc. 8,424 373,520
PulteGroup, Inc. 9,400 466,804
Rave Restaurant
(a)
115,000 124,200
Signet Jewelers Ltd. 1,700 119,850
Toll Brothers, Inc. 4,000 217,040
Vista Outdoor, Inc.
(a)
6,800 247,860
Winnebago Industries, Inc. 3,700 237,059
3,908,753
Consumer Staples — 0.40%
Pilgrim's Pride Corp.
(a)
4,500 106,110
Energy — 22.43%
Canadian Natural Resources Ltd. 3,700 206,571
CNX Resources Corp.
(a)
8,200 133,988
CONSOL Energy Inc.
(a)
17,000 522,580
Continental Resources, Inc. 12,000 665,160
Coterra Energy, Inc. 23,000 536,590
Crescent Point Energy Corp.
(a)
19,500 140,205
Devon Energy Corp. 3,000 178,650
Diamondback Energy, Inc. 6,000 828,600
EQT Corp. 22,000 509,080
Gran Tierra Energy, Inc.
(a)
150,000 210,000
HollyFrontier Corp. 7,800 237,510
Magnolia Oil & Gas Corp. 8,000 178,800
Marathon Oil Corp. 8,000 180,480
Matador Resources Co. 8,200 406,720
Murphy Oil Corp. 4,000 138,680
Peabody Energy Corp.
(a)
16,000 277,440
PHX Minerals Inc. 54,000 139,860
REX American Resources Corp.
(a)
2,700 255,042
SM Energy Co. 4,400 156,244
5,902,200
Financials — 5.73%
AmeriServ Financial, Inc. 28,500 120,840
Barclays PLC - ADR 11,000 108,900

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
COMMON STOCKS — 99.30% - (continued) Shares Fair Value
Financials — 5.73% - (continued)
Baycom , Corp.
(a)
6,700 $ 150,482
EZCORP, Inc., Class A
(a)
21,000 125,790
First US Bancshares, Inc.
(a)
11,500 126,500
HSBC Holdings PLC - ADR 4,100 141,614
LendingClub Corp.
(a)
6,700 124,486
Luther Burbank Corp. 9,200 119,048
Regional Management Corp. 4,500 230,985
The Bank of Princeton 4,000 119,160
Western New England Bancorp, Inc. 15,000 138,900
1,506,705
Industrials — 18.85%
Alaska Air Group, Inc.
(a)
2,400 134,736
Atlas Air Worldwide Holdings, Inc.
(a)
7,300 572,028
Costamare , Inc. 18,500 249,750
Covenant Transportation Group, Inc.
(a)
11,000 247,610
Cross Country Healthcare, Inc.
(a)
7,700 171,941
Euroseas Ltd.
(a)
10,300 295,610
Flex LNG Ltd. 8,700 214,890
GEE Group Inc.
(a)
220,000 121,000
Heidrick & Struggles International, Inc. 5,300 226,575
Heritage-Crystal Clean, Inc.
(a)
3,600 100,944
Knight-Swift Transportation Holdings, Inc. 4,300 234,264
Matson, Inc. 3,100 343,387
Mueller Industries, Inc. 2,600 148,330
PAM Transportation Services, Inc.
(a)
2,200 148,434
Pangaea Logistics Solutions Ltd. 47,000 238,760
Resources Connection, Inc. 14,000 232,400
Schnitzer Steel Industries, Inc., Class A 12,000 583,800
Sypris Solutions, Inc.
(a)
72,000 180,720
Triton International Ltd. 4,000 262,720
Werner Enterprises 5,800 252,068
4,959,967
Materials — 24.88%
Arch Resources, Inc. 3,500 417,795
Celanese Corp. 1,500 208,920
Cleveland-Cliffs, Inc.
(a)
10,300 230,308
Commercial Metals Co. 7,200 277,560
Companhia Siderurgica Nacional SA - ADR 26,000 126,100
Dow, Inc. 1,900 112,024
Encore Wire Corp. 6,000 698,520
Fortuna Silver Mines, Inc.
(a)
78,000 288,600
Freeport-McMoRan, Inc. 6,200 291,090
Huntsman Corp. 4,500 181,980
LyondellBasell Industries NV, Class A 4,500 437,535
Methanex Corp. 6,100 318,359

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
COMMON STOCKS — 99.30% - (continued) Shares Fair Value
Materials — 24.88% - (continued)
Mosaic Co. (The) 14,000 $ 734,020
Nucor Corp. 4,400 579,128
Nutrien Ltd. 3,300 283,767
Olin Corp. 4,100 211,191
Ramaco Resources, Inc. 38,000 558,220
Steel Dynamics, Inc. 4,300 303,494
UFP Industries, Inc. 3,300 282,975
6,541,586
Technology — 11.68%
Amkor Technology, Inc. 8,600 194,962
Amtech Systems, Inc.
(a)
25,000 260,000
Avnet, Inc. 6,100 256,627
Himax Technologies, Inc. - ADR 43,000 477,730
Kulicke & Soffa Industries, Inc. 2,100 109,704
Micron Technology, Inc. 5,000 444,300
SigmaTron International, Inc.
(a)
15,500 126,170
Silicon Motion Technology Corp. - ADR 3,100 224,874
SMART Global Holdings, Inc.
(a)
10,000 274,500
TSR Inc.
(a)
13,000 123,370
Ultra Clean Holdings, Inc.
(a)
4,800 219,888
United Microelectronics Corp. - ADR 25,500 236,640
Valero Energy Corp. 1,500 125,265
3,074,030
Total Common Stocks (Cost $23,536,818) 26,123,991
MONEY MARKET FUNDS — 1.23%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01%
(b)
323,292 323,292
Total Money Market Funds (Cost $323,292) 323,292
Total Investments — 100.53%
    (Cost $23,860,110) 26,447,283
Liabilities in Excess of Other Assets — (0.53)% (139,002)
NET ASSETS — 100.00% $ 26,308,281
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2022.
ADR - American Depositary Receipt.